BINGHAM DANA
Bingham Dana LLP
150 Federal Street
Boston, MA
02110-1726

T 617.951.8000
F 617.951.8736

www.bingham.com

                                  May 1, 2002
VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:  CGM Capital Development Fund
         Registration Statement on Form N-1A
         (File Nos. 2-16252 and 811-933)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CGM Capital Development Fund, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 68 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 26, 2002, is the most recent amendment to the Trust's registration statement relating to the Trust.

     Please call the undersigned at (617) 951-8383 or Thomas John Holton at
(617) 951-8587, with any questions relating to this letter.

                                     Sincerely,

                                     Jennifer H. Hurford